Class A Ordinary Shares Subject to Possible Redemption (Q3)	9 Months Ended
Sep. 30, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 8 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of September 30, 2021, 34,500,000 shares of Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. The value of these redeemable shares was calculated as the gross proceeds from the sale of the Public Units reduced by the proceeds allocable to the Public Warrants, issuance costs related to the Public Units and the accretion of the carrying value to the redemption value. Upon the consummation of the IPO, the Company recorded $31,410,398 in accretion.